COMMERCIAL PROPERTY REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Base rent	$ 4,074	$ 3,999	$ 3,153
Straight-line rent	(31)	16	25
Lease termination	31	34	27
Other lease income	711	728	662
Other revenue from tenants	1,176	1,152	982
Total commercial property revenue	5,961	5,929	$ 4,849
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	18,161	23,485
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	2,857	3,625
1-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	8,496	10,576
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 6,808	$ 9,284
Bottom of range
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term	1 year
Top of range
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term	15 years